Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	¥ 61,005
Amortisation expense	21,400	¥ 21,022	¥ 17,071
Intangible assets other than goodwill at end of period	43,066	61,005
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	61,005
Intangible assets other than goodwill at end of period	43,066	61,005
Gross carrying amount | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	107,583	95,567
Purchases	3,922	13,805
Disposals	(24)	(1,536)
Exchange adjustments	(63)	(253)
Intangible assets other than goodwill at end of period	111,418	107,583	95,567
Accumulated depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(46,237)	(26,115)
Disposals	2	677
Amortisation expense	(21,400)	(21,022)
Exchange adjustments	20	(223)
Intangible assets other than goodwill at end of period	(67,615)	(46,237)	(26,115)
Loss allowance | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(341)	(361)
Impairment, charge for the year	(423)	0
Exchange adjustments	27	20
Intangible assets other than goodwill at end of period	¥ (737)	¥ (341)	¥ (361)